Reinsurance - Business Divestitures Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) reinsurer	Dec. 31, 2014 USD ($)
Reinsurance Recoverables
Reinsurance recoverables	$ 260,281	$ 250,172
Minimum
Reinsurance Recoverables
Number of reinsurer insolvency for making company responsible for administering reinsurance business | reinsurer	1
The Hartford
Reinsurance Recoverables
Reinsurance recoverables	$ 5,050	4,671
John Hancock
Reinsurance Recoverables
Reinsurance recoverables	$ 248,591	$ 238,637